Loss before Income Taxes - Loss Before Income Taxes (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Share based payments expense^
Performance rights granted		$ 4,857,249	$ 5,094,244	$ 11,307,550	$ 2,305,467
Share rights granted		444,480	399,982	2,260,399
Options granted		52,700	127,734	962,800	2,162,519
Total expense from share-based payment transactions		5,354,429	5,621,960	14,530,749	4,467,986
Borrowing costs
Interest accrued on loan notes			980,852
Unwinding of fair value gain		25,945	18,553	43,979	30,203
Interest accrued on borrowings		917,476	1,864,697	1,468,569	140,668
Total borrowing costs		$ 943,421	$ 2,864,102	$ 1,512,548	170,871
Impairment losses
Fixed assets written off	[1]				2,002,399
Total impairment losses					$ 2,002,399

[1]	Impairments recognized during the twelve months ended June 30, 2021, relate to the redundant furnace technology which has been replaced with new proprietary furnace technology under the Company’s strategic alliance with U.S.-based Harper International Corporation. This amount represents the net book value of fixed assets written off.